Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of commitment off balance sheets credit

Set forth below are the balances of the Company’s off-balance-sheet credit instruments consisting of commitments to make loans as of September 30, 2016 and 2015, respectively.

	Contract or Notional Amount at September 30,
	2016	2015
Commitments to extend credit:
Consumer - fixed rate 4.85% - 8.38% in 2016, and 3.74% - 8.74% in 2015	$4,767	$2,816
Commercial - Fixed rate 2.79% - 4.75% in 2016, and 3.88% - 5.75% in 2015	4,744	11,018
Commercial standby letter of credit	135	—
Unused lines of credit:
Home equity lines of credit	5,181	1,873
Kwik cash and lines of credit	1,233	1,196
Consumer construction	101	—
Commercial construction	3,454	3,301
Commercial lines of credit	8,861	3,893

Totals	$28,476	$24,097

Summary of non cancelable operating leases

Future minimum lease payments by year and in the aggregate under the original terms of the non-cancellable operating leases consist of the following:

2017	$1,361
2018	834
2019	532
2020	517
2021	433
After 2021	1,250

Total	$4,927